Operating Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details)	Dec. 31, 2020 USD ($)
Leases, Operating [Abstract]
2021	$ 2,585
2022	2,179
2023	1,834
2024	1,030
2025	589
Thereafter	465
Total lease payments	$ 8,682